Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Estimated life	10 years
Impairment charge
Sales reserve returns
Franchise fee amount	325,924	250,549
Contract liabilities		247,607
Advertising costs	1,392	80
Research and development expenses	$ 36,714	30,881	$ 60,671
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%
Commitments or contingencies
Number of business segments	2
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of annual appropriations registered capital	10.00%
Percentage of aggregated appropriations registered capital	50.00%